STATEMENT OF CASH FLOWS (Details) - Schedule of other inflows (outflows) of cash - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Other Inflows Outflows Of Cash Abstract
Fuel hedge	$ 35,857	$ 14,269	$ (46,579)
Hedging margin guarantees	(40,207)	(4,900)	14,962
Tax paid on bank transaction	(2,134)	(2,530)	(1,261)
Fuel derivatives premiums	(23,372)	(17,077)	(3,949)
Bank commissions, taxes paid and other	(5,441)	(21,287)	(5,828)
Guarantees	(47,384)	(39,728)	(44,280)
Court deposits	(20,661)	(16,323)	38,528
Delta Air Lines Inc. Compensation			62,000
Funds delivered as restricted advances	(26,918)
Total Other inflows (outflows) Operation flow	(130,260)	(87,576)	13,593
Fees paid to financial institutions		(425)	(2,192)
Guarantee deposit received from the sale of aircraft	6,300	18,900
Total Other inflows (outflows) Investment flow	6,300	18,475	(2,192)
Settlement of derivative contracts			(107,788)
Aircraft Financing advances	(313,090)
Payments of claims associated with the debt	(21,924)
RCF guarantee placement	(7,500)
Debt-related legal advice	(87,993)	(11,034)
Debt Issuance Cost - Stamp Tax	(33,259)
Total Other inflows (outflows) Financing flow	$ (463,766)	$ (11,034)	$ (107,788)